Shares - Dividends (Details) $ in Thousands						3 Months Ended					12 Months Ended
	Jan. 08, 2021 CAD ($)	Oct. 02, 2020 CAD ($)	Jul. 03, 2020 CAD ($)	Apr. 03, 2020 CAD ($)	Jan. 03, 2020 CAD ($)	Dec. 31, 2020 $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Equity, Class of Treasury Stock [Line Items]
Per share | $ / shares						$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04
Total paid or payable		$ 1,156	$ 1,162	$ 1,023	$ 1,030						$ 4,508	$ 3,066
Subsequent event
Equity, Class of Treasury Stock [Line Items]
Total paid or payable	$ 1,167